Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net income for the year	$ 42,222	$ 164,484
Items not affecting cash:
Depreciation, depletion and amortization	21,577	19,706
Reversal of impairment on mineral properties, plant and equipment	(4,088)
Gain on adjustment to consideration payable		(133,255)
Finance costs	22,209	18,113
Share-based compensation expense	2,042	105
Foreign exchange (gain) loss	13,480	(955)
Income tax expense	32,478	27,552
Operating cash flows before non-cash working capital	129,920	95,750
Changes in non-cash working capital:
Trade and other receivables	3,891	(20,736)
Inventories	(25,080)	851
Prepaid expenses and deposits	(8,399)	(120)
Trade payables and accrued liabilities	10,159	(7,923)
Current income taxes payable	(21,875)	(3,971)
Other liabilities	(9,377)	(8,981)
Decommissioning and restoration provision	(129)	(438)
Net cash generated by operating activities	79,110	54,432
Investing activities:
Expenditures on mineral properties, plant and equipment	(30,619)	(22,619)
Proceeds on disposition of mineral properties, plant and equipment	311	1,697
Purchases of marketable securities	(34,262)
Disposition of marketable securities	12,131
Payment of base purchase price obligation	(40,000)
Net cash used in investing activities	(92,439)	(20,922)
Financing activities:
Proceeds from exercise of options	3,721	641
Proceeds from loans payable	72,956	59,218
Repayments of loans payable	(51,574)	(59,459)
Lease payments on plant and equipment	(3,366)	(2,946)
Net cash generated by (used in) financing activities	21,737	(2,546)
Effect of exchange rate on changes in cash	138	(190)
Net change in cash and cash equivalents	8,546	30,774
Cash and cash equivalents – beginning of year	35,721	4,947
Cash and cash equivalents – end of year	44,267	35,721
Cash paid during the year for:
Interest expense	1,033	1,383
Income taxes	$ 33,095	$ 23,356